SEGMENTS (Details 5) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Sep. 30, 2015	Mar. 31, 2014	Sep. 30, 2015
Segment Reporting [Abstract]
CopaxoneUS revenues			$ 2,480
Percentage Of CopaxoneRevenues Of Total US	29.00%
Copaxone Outside US Revenues			$ 583,000
Percentage Of Copaxone Revenues Of Total Non US	9.00%
Profitability Of MS	$ 2,372	$ 2,338
Profitability Of MS As A Percentage Of Copaxone Revenues	77.40%	75.00%